Other current and non-current financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Schedule of Breakdown for Other Non-Current Financial Liabilities
The following table provides a breakdown for other current and non-current financial liabilities:

	At December 31,
(€ thousands)	2024	2023
Written put options on non-controlling interests	146,338	136,466
of which Thom Browne option	127,072	116,456
of which Dondi option	19,266	20,010
Other	110	90
Other non-current financial liabilities	146,448	136,556
Written put options on non-controlling interests	—	22,102
of which Thom Browne option	—	22,102
Other current financial liabilities	—	22,102
Total	146,448	158,658